Financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of financial liabilities [abstract]
Summary of changes in financial liabilities
Details of financial liabilities

	As of December 31,
(in thousands of euros)	2021	2020
Lease liabilities – Short term	1,126	1,197
Repayable BPI loan advances - Short term	800	500
PGE*	1,086	141
EIB Loan – Short term	5,192	3,033
Total current financial liabilities	8,204	4,872
Lease liabilities – Long term	5,393	4,991
Repayable BPI loan advances – Long term	2,259	2,975
PGE*	8,982	9,922
EIB loan – Long term	21,182	26,218
Total non-current financial liabilities	37,816	44,107
Total financial liabilities	46,020	48,979
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of December 31, 2021
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value(1)
Non-current financial assets
Non-current financial assets	519	97	421	519
Trade receivables	—	—	—	—
Cash and cash equivalents	83,921	—	83,921	83,921
Total assets	84,440	97	84,343	84,440
Financial liabilities
Non-current financial liabilities	38,733	—	38,733	38,733
Current financial liabilities	7,288	—	7,288	7,288
Trade payables and other payables	6,482	—	6,482	6,482
Total liabilities	52,503	—	52,503	52,503
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance and the EIB loan, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2020
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	505	104	401	505
Trade receivables	62	—	62	62
Cash and cash equivalents	119,151	—	119,151	119,151
Total assets	119,717	104	119,613	119,717
Financial liabilities
Non-current financial liabilities	44,107	—	44,107	44,107
Current financial liabilities	4,872	—	4,872	4,872
Trade payables and other payables	7,106	—	7,106	7,106
Total liabilities	56,085	—	56,085	56,085
(1)The fair value of current and non-current liabilities include loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, recorded at amortized cost was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Disclosure of detailed information about conditional advance, bank loan and loans from government and public authorities
Conditional advances and loans from government and public authorities

(in thousands of euros)	Bpifrance advance	Interest-free Bpifrance loan	EIB Loan	Curadigm Bpifrance advance	Total
As of January 1, 2020	2,165	1,210	34,746	—	38,121
Principal received	—	—	—	350	350
Impact of discounting and accretion	19	14	(1,736)	(65)	(1,769)
Accumulated fixed interest expense accrual	32	—	1,731	—	1,763
Accumulated variable interest expense accrual	—	—	(4,789)	—	(4,789)
Repayment	—	(250)	(700)	—	(950)
As of December 31, 2020	2,216	974	29,251	285	32,727
Principal received	—	—	—	—	—
Impact of discounting and accretion	17	19	(5,817)	16	(5,765)
Accumulated fixed interest expense accrual	32	—	1,758	—	1,790
Accumulated variable interest expense accrual	—	—	4,214	—	4,214
Repayment	—	(500)	(3,033)	—	(3,533)
As of December 31, 2021	2,266	493	26,374	300	29,433
Bank loan

(in thousands of euros)	HSBC “PGE” (1)	Bpifrance “PGE” (1)	Total
As of January 1, 2020	—	—	—
Principal received	5,000	5,000	10,000
Impact of discounting and accretion	14	34	47
Accumulated fixed interest expense accrual (2)	7	10	17
As of December 31, 2020	5,020	5,044	10,064
Principal received	17	(14)	3
Impact of discounting and accretion	26	120	146
Accumulated fixed interest expense accrual (3)	(33)	(112)	(145)
As of December 31, 2021	5,030	5,038	10,068
(1)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
(2) In 2020 the fixed interest accrual refers to guarantee fee of 0.25% of the principal of the HSBC PGE loan and to a guarantee fee of 0.25% added to a fixed interest rate of 1.36% for the Bpifrance PGE loan, respectively.
(3) In 2021 the fixed interest accrual refers to guarantee fee of 0.25% of the principal of the HSBC PGE loan and to a guarantee fee of 0.25% added to a fixed interest rate of 1.36% for the Bpifrance PGE loan, respectively.
Disclosure of reconciliation of changes in lease liabilities
The table below shows the detail of changes in lease liabilities recognized on the statements of financial position over the periods disclosed:

(in thousands of euros)	Lease liabilities
As of January 1st, 2020	6,405
New lease contracts	521
Impact of discounting of the new lease contracts	(94)
Fixed interest expense	333
Repayment of lease	(928)
Early termination of lease contracts	(49)
As of December 31, 2020	6,188
Engagement	1,476
Impact of discounting and accretion	(110)
Accumulated fixed interest expense accrual	288
Repayment of lease	(1,195)
Early termination of lease contracts	(128)
As of December 31, 2021	6,519

Disclosure of maturity analysis for advances loans and lease liabilities
The due dates for repayment of the advances loans and lease liabilities at their nominal value and including fixed-rate interest are as follows:

	As of December 31, 2021
(in thousands of euros)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years
Bpifrance	300	1,300	808	—
Interest-free Bpifrance loan	500	—	—	—
Curadigm interest-free Bpifrance advance	—	200	150	—
HSBC “PGE” (1)	661	2,572	1,904	—
Bpifrance “PGE” (1)	425	2,662	2,237	—
EIB fixed rate loan	5,192	28,762	—	—
Lease liabilities	1,126	2,252	2,247	1,714
Total	8,204	37,747	7,346	1,714
(1)”The Company will reimburse the two “PGE”or (“Prêts garantis par l’Etat” or state-guaranteed loans) over 5 years with a deferral of 1 year (last reimbursement being in 2026), for the reasons mentioned in the paragraph below.